Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis - CNY (¥)		Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Total		¥ 693,696,651	¥ 417,703,973
Loans [Member] | Fair value non-recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans	[1]	657,992,453	368,997,898
Loans held-for-sale [Member] | Fair value non-recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans held-for-sale	[2]	11,694,198	24,696,075
Equity securities [Member] | Fair value non-recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Equity securities	[3]	24,010,000	24,010,000
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Total
Level 1 [Member] | Loans [Member] | Fair value non-recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans	[1]
Level 1 [Member] | Loans held-for-sale [Member] | Fair value non-recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans held-for-sale	[2]
Level 1 [Member] | Equity securities [Member] | Fair value non-recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Equity securities	[3]
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Total		693,696,651	417,703,973
Level 2 [Member] | Loans [Member] | Fair value non-recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans	[1]	657,992,453	368,997,898
Level 2 [Member] | Loans held-for-sale [Member] | Fair value non-recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans held-for-sale	[2]	11,694,198	24,696,075
Level 2 [Member] | Equity securities [Member] | Fair value non-recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Equity securities	[3]	24,010,000	24,010,000
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Total
Level 3 [Member] | Loans [Member] | Fair value non-recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans	[1]
Level 3 [Member] | Loans held-for-sale [Member] | Fair value non-recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Loans held-for-sale	[2]
Level 3 [Member] | Equity securities [Member] | Fair value non-recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a non-recurring basis [Line Items]
Equity securities	[3]

[1]	The Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.
[2]	Loans held for sale are held at LOCOM which may be written down to fair value on a nonrecurring basis.
[3]	Nonmarketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.